RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
May 31, 2019
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
10.	RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Salary	Share-based
Year ended May 31, 2019	or fees	payments	Total
Management	$907,230	$386,013	$1,293,243
Directors	160,066	517,430	677,496
	$1,067,296	$903,442	$1,970,739

	Salary	Share-based
Year ended May 31, 2018	or fees	payments	Total
Management	$356,143	$398,933	$755,076
Directors	95,833	375,094	470,927
	$451,976	$774,027	$1,226,003

As at May 31, 2019, the Company had $407,284 (2018 - $70,833) due to directors and management related to salary or fees, which have been included in accounts payable and accrued liabilities.